Nov. 20, 2017

NATIXIS FUNDS

          Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund
Natixis Sustainable Future 2015 Fund
Natixis Sustainable Future 2020 Fund
Natixis Sustainable Future 2025 Fund
Natixis Sustainable Future 2030 Fund
Natixis Sustainable Future 2035 Fund
Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2060 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com